Unit Activity	12 Months Ended
Dec. 31, 2016
Unit Activity [Abstract]
Unit Activity
Unit Activity
The changes in contract owner units outstanding for the Real Property Account by product for the years ended December 31, 2016, 2015 and 2014 were as follows:

December 31, 2016
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	122,252	20,959	—	—	143,211
Units redeemed:	(193,877)	(34,589)	—	(60)	(228,526)

December 31, 2015
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	117,754	18,993	—	—	136,747
Units redeemed:	(165,647)	(26,488)	—	(23,570)	(215,705)

December 31, 2014
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	117,974	18,349	—	—	136,323
Units redeemed:	(158,583)	(48,442)	—	(202)	(207,227)